                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_];  Amendment Number:
                                               ----------
        This Amendment (Check only one.): [_] is a restatement.
                                          [_] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    McCarthy Group Advisors, L.L.C.
Address: 1125 South 103rd Street, Suite 580
         Omaha, Nebraska
         68124

Form 13F File Number: 28- 10977

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Art N. Burtscher
Title: Senior Vice President
Phone: (402) 393-1300

Signature, Place, and Date of Signing:


  /s/ Art N. Burtscher          Omaha, Nebraska                2/8/2011
-------------------------   ------------------------   -------------------------
       [Signature]               [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[_] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------------------------
     [Repeat as necessary.]

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:       113

Form 13F Information Table Value Total:   $99,771
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.            Form 13F File Number     Name

                   28-
    -----------       ------------------    ---------------------------------
          [Repeat as necessary.]

McCarthy Group Advisors LLC
FORM 13F
31-Dec-10

                                                                                                     Voting Authority
                                       Title             Value   Shares/ Sh/ Put/ Invstmt  Other   -------------------
Name of Issuer                       of class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers  Sole   Shared None
------------------------------------ -------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
AFLAC Inc                            COM      001055102      431    7639 SH       Sole                7639
Abbott Laboratories                  COM      002824100     1308   27300 SH       Sole               27300
Aeropostale                          COM      007865108      323   13100 SH       Sole               13100
Alliant Techsystems                  COM      018804104      461    6200 SH       Sole                6200
Amedisys Inc                         COM      023436108      322    9600 SH       Sole                9600
Analog Devices Inc                   COM      032654105      471   12496 SH       Sole               12496
Apollo Group Inc CL A                COM      037604105      948   24000 SH       Sole               24000
Applied Materials Inc                COM      038222105      481   34243 SH       Sole               34243
Atlantic Tele Network                COM      049079205      528   13750 SH       Sole               13750
Atwood Oceanics Inc                  COM      050095108      542   14500 SH       Sole               14500
Automatic Data Process               COM      053015103     1584   34234 SH       Sole               34234
Bank of New York Mellon Corp         COM      064058100      695   23000 SH       Sole               23000
Baxter Intl Inc                      COM      071813109      228    4513 SH       Sole                4513
Berkshire Hathaway Inc Cl B          COM      084670702     1670   20850 SH       Sole               20850
Best Buy Co Inc                      COM      086516101      338    9859 SH       Sole                9859
Boeing Co                            COM      097023105      535    8200 SH       Sole                8200
Bristol Myers Squibb Co              COM      110122108      824   31120 SH       Sole               31120
CVS/Caremark Corp                    COM      126650100     1409   40524 SH       Sole               40524
ChevronTexaco Corp                   COM      166764100      443    4858 SH       Sole                4858
Chubb Corp                           COM      171232101      420    7040 SH       Sole                7040
Colgate Palmolive Co                 COM      194162103      426    5298 SH       Sole                5298
Comtech Telecommunications           COM      205826209      357   12860 SH       Sole               12860
Core Mark Hldg Co Inc                COM      218681104      575   16157 SH       Sole               16157
Cubist Pharmaceuticals               COM      229678107      400   18672 SH       Sole               18672
GAP Inc                              COM      364760108      236   10647 SH       Sole               10647
General Dynamics                     COM      369550108      483    6807 SH       Sole                6807
Genl Electric Co                     COM      369604103     1235   67525 SH       Sole               67525
Greif Inc Cl A                       COM      397624107      681   11000 SH       Sole               11000
Gulfmark Offshore Inc - CL A         COM      402629208      432   14200 SH       Sole               14200
Hanover Insurance Group, Inc         COM      410867105      201    4306 SH       Sole                4306
Harris Corp Del                      COM      413875105      319    7048 SH       Sole                7048
Hartford Finl Conv PFD               PFD      416515708      866   33800 SH       Sole               33800
Henry Jack & Assoc Inc               COM      426281101      215    7385 SH       Sole                7385
Hewlett Packard Co                   COM      428236103     1426   33860 SH       Sole               33860
Intel Corp                           COM      458140100     1582   75228 SH       Sole               75228
International Business Machine       COM      459200101      920    6267 SH       Sole                6267
International Speedway CL A          COM      460335201      500   19100 SH       Sole               19100
iShares Tr S&P Midcp Grow - ET       COM      464287606     1030   10225 SH       Sole               10225
iShares Russell 2000 Value - E       COM      464287630     1687   23735 SH       Sole               23735
iShares Tr S&P Midcap 400 Valu       COM      464287705      371    4675 SH       Sole                4675
Johnson & Johnson                    COM      478160104     2141   34621 SH       Sole               34621
Kohls Corp                           COM      500255104     1467   27000 SH       Sole               27000
L-3 Communications Hldgs             COM      502424104      225    3194 SH       Sole                3194
Eli Lilly & Co                       COM      532457108      571   16293 SH       Sole               16293
Lincoln Edl Svcs Corp                COM      533535100      327   21110 SH       Sole               21110
Mantech Intl Corp Cl A               COM      564563104      442   10700 SH       Sole               10700
Microsoft Corp                       COM      594918104     2170   77739 SH       Sole               77739
Owens & Minor Inc                    COM      690732102      405   13750 SH       Sole               13750
Pepsico Inc                          COM      713448108     1625   24871 SH       Sole               24871
Pfizer Inc                           COM      717081103     2197  125483 SH       Sole              125483
Procter & Gamble Co                  COM      742718109     1544   24000 SH       Sole               24000
Raytheon Co                          COM      755111507      734   15847 SH       Sole               15847
Shuffle Master Inc                   COM      825549108      412   36000 SH       Sole               36000
Stryker Corp                         COM      863667101      233    4334 SH       Sole                4334
Sysco Corp                           COM      871829107      206    7010 SH       Sole                7010
Texas Instruments                    COM      882508104     1102   33918 SH       Sole               33918
Tidewater Inc                        COM      886423102      205    3800 SH       Sole                3800
Transatlantic Holdings               COM      893521104     1351   26163 SH       Sole               26163
United Technologies CP               COM      913017109     1291   16400 SH       Sole               16400
VCA Antech Inc                       COM      918194101      375   16117 SH       Sole               16117
Wal Mart Stores Inc                  COM      931142103     1525   28282 SH       Sole               28282
Warnaco Group Inc                    COM      934390402      204    3700 SH       Sole                3700
Websense Inc                         COM      947684106      410   20250 SH       Sole               20250
Western Union Co                     COM      959802109     1150   61947 SH       Sole               61947
Wiley John & Sons Inc Cl A           COM      968223206      485   10730 SH       Sole               10730

                                                                                                     Voting Authority
                                       Title             Value   Shares/ Sh/ Put/ Invstmt  Other   -------------------
Name of Issuer                       of class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers  Sole   Shared None
------------------------------------ -------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
World Acceptance Corp                COM      981419104      496    9400 SH       Sole                9400
Xerox Corp                           COM      984121103      712   61800 SH       Sole               61800
Dun & Bradstreet Corp                COM      26483E100     1045   12730 SH       Sole               12730
J2 Global Communications             COM      46626e205      593   20500 SH       Sole               20500
Arris Group Inc                      COM      04269q100      410   36581 SH       Sole               36581
Atheros Communications               COM      04743p108      505   14050 SH       Sole               14050
Bally Technologies Inc               COM      05874b107      424   10050 SH       Sole               10050
Centene Corp                         COM      15135b101      277   10944 SH       Sole               10944
Guggenheim Timber - ETF              COM      18383Q879     1422   68950 SH       Sole               68950
Compass Minerals Int'l               COM      20451n101     1095   12265 SH       Sole               12265
ConocoPhillips                       COM      20825c104     2637   38717 SH       Sole               38717
Costco Whsl Corp                     COM      22160K105     1235   17100 SH       Sole               17100
Ensco International PLC - ADR        ADR      29358q109     2872   53800 SH       Sole               53800
Exelon Corp                          COM      30161n101      388    9314 SH       Sole                9314
Exxon Mobil Corp                     COM      30231G102     1493   20420 SH       Sole               20420
Interdigital Inc                     COM      45867g101      684   16433 SH       Sole               16433
LHC Group Inc                        COM      50187a107      582   19400 SH       Sole               19400
Laboratory Corp Of America Hol       COM      50540r409      322    3657 SH       Sole                3657
Liquidity Services Inc               COM      53635b107      242   17250 SH       Sole               17250
MKS Instruments Inc                  COM      55306n104      216    8800 SH       Sole                8800
Market Vectors Gold Miner - ET       COM      57060U100     2016   32800 SH       Sole               32800
Mednax Inc                           COM      58502b106      447    6650 SH       Sole                6650
Merck & Co                           COM      58933y105     1453   40305 SH       Sole               40305
Neuberger Berman Intrmd Muni B       COM      64124p101      339   24165 SH       Sole               24165
PPL Corp                             COM      69351t106      384   14584 SH       Sole               14584
Rent A Ctr Inc New                   COM      76009n100      437   13550 SH       Sole               13550
Standard & Poor's 500 Deposito       COM      78462f103     6475   51490 SH       Sole               51490
SPDR Gold Trust - ETF                COM      78463V107      663    4780 SH       Sole                4780
SPDR Series Trust Short Intl E       COM      78464A334      360    9730 SH       Sole                9730
SPDR Series Trust Barclays Int       COM      78464A516      386    6600 SH       Sole                6600
SPDR S&P MidCap 400 ETF Trust        COM      78467Y107     1035    6283 SH       Sole                6283
Telus Corp Non-Vtg Shs               COM      87971m202      318    7300 SH       Sole                7300
U.S. Physical Therapy                COM      90337L108      387   19529 SH       Sole               19529
United Health Group Inc              COM      91324P102      949   26270 SH       Sole               26270
Verizon Communications               COM      92343v104     1113   31100 SH       Sole               31100
Vodafone Group PLC New Sponsor       ADR      92857w209     1983   75000 SH       Sole               75000
Wellcare Health Plans                COM      94946t106     1849   61200 SH       Sole               61200
WellPoint Inc                        COM      94973v107      961   16900 SH       Sole               16900
Aspen Ins Hldgs Ltd Shs              COM      g05384105      429   15000 SH       Sole               15000
Endurance Specialty Holdings L       COM      g30397106     1426   30950 SH       Sole               30950
Everest Re Group LTD                 COM      g3223r108      763    9000 SH       Sole                9000
Montpelier Re Holdings Ltd           COM      G62185106      325   16300 SH       Sole               16300
RenaissanceRe Holdings Ltd           COM      G7496G103     1427   22400 SH       Sole               22400
Validus Holdings LTD                 COM      g9319h102      508   16581 SH       Sole               16581
Ace LTD                              COM      h0023r105     1585   25463 SH       Sole               25463
Allied Wrld Assur                    COM      h01531104     1617   27200 SH       Sole               27200
Noble Corporation                    COM      h5833n103     1198   33500 SH       Sole               33500
Flagstone Reinsurance Holdings       COM      L3466T104      588   46678 SH       Sole               46678
REPORT SUMMARY                            113 DATA RECORDS 99771             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED